Condensed Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - $ / shares	6 Months Ended
	Mar. 31, 2022	Mar. 30, 2022	Mar. 31, 2021	Mar. 30, 2021
Weighted average number of shares1
Basic	22,583,259	564,581,482	834,226	20,855,641
Diluted	22,583,259	564,581,482	834,226	20,855,641
Basic (loss) earnings per ordinary share	$ (0.03)	$ 0.00	$ 1.63	$ 0.07
Continuing operations	(0.03)		1.65	0.07
Discontinued operations			(0.02)	0.00
Diluted (loss) earnings per ordinary share	(0.03)	$ 0.00	1.63	0.07
Continuing operations	$ (0.03)		1.65	0.07
Discontinued operations			$ (0.02)	$ 0.00